Government Grants (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Government Grants [Abstract]
Accrued government grants	$ 805,563		$ 2,055,978
Government grants revenue	$ 1,431,490	$ 2,123,055